Acquisition and Deconsolidations of Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2023
Acquisition and Deconsolidations of Subsidiaries [Abstract]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed	The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:
Amounts
Cash acquired	$4,037
Accounts receivable, net	24,811
Property and equipment, net	2,117
Intangible assets, net	126,680
Accounts payable and other current liabilities	(71,488)
Tax payables	(2,576)
Salaries and benefits payable	(5,099)
Deferred tax liabilities	(25,336)
Goodwill	236,834
Total consideration	$289,980
The carrying amounts of the net identifiable assets of MSCT as of the date of acquisition were as follows:
Amounts
Net assets acquired:
Cash and cash equivalents	$205,711
Intangible assets (Note 7)	151,168
Other current liabilities	(5,390)
Deferred tax liabilities	(23,971)
Noncontrolling interests	(121,807)
Total consideration	$205,711